Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 26, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total		CAP(2)		Average SCT Total for non PEO NEOs ($)	Average CAP(2) to non PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)	Adjusted EBITDA ($)(3)	Comp. Adjusted EBITDA ($)(3)

	Prior PEO ($)(1)	Current PEO ($)(1)	Prior PEO ($)(1)	Current PEO ($)(1)			TSR ($)	Peer Group TSR (S&P Health Care Services Select Industry Index) ($)

2023(4)	N/A	2,692,762	N/A	2,248,512	1,482,510	1,529,281	74.33	124.34	(204,460,000)	204,439,000	164,583,000
2022(5)	5,373,333	2,266,785	(9,416,369)	1,256,475	1,475,719	955,828	151.62	118.22	(31,806,000)	221,902,000	192,969,000
2021(6)	3,637,550	N/A	4,708,503	N/A	1,092,956	802,089	250.57	147.19	(6,585,000)	205,008,000	205,008,000
2020(7)	4,691,139	N/A	16,436,594	N/A	925,246	2,192,785	234.25	133.81	88,836,000	189,190,000	189,190,000

Company Selected Measure Name			Compensation Adjusted EBITDA
Named Executive Officers, Footnote			For fiscal year 2022, Daniel Greenleaf served as our CEO until his employment ended in July 2022. From July 27, 2022, L. Heath Sampson, our then-CFO, served as our CEO for the remainder of the fiscal year and for all of fiscal year 2023. Mr. Greenleaf is identified in the table as the “Prior PEO” and Mr. Sampson is identified as the “Current PEO.” Amounts earned by Mr. Sampson in fiscal year 2021 in his role as CFO are included in the NEO averages for 2021.For fiscal year 2023, our named executive officers, excluding the PEO, included (i) Barbara Gutierrez, our Chief Financial Officer, (ii) Anne Bailey, our President of ModivCare Home, (iii) Ilias Simpson, who served as our President of ModivCare Mobility, and (iv) Henry Toledo, our Chief People Officer.For fiscal year 2022, our named executive officers, excluding the PEOs, included (i) Ilias Simpson, who served as our President of ModivCare Mobility, (ii) Jason Anderson, our former President of ModivCare Home (iii) Brett Hickman, our former Chief Commercial Officer, and (iv) Grover N. Wray, our former Chief Human Resources Officer.For fiscal year 2021, our named executive officers, excluding the PEO, included (i) L. Heath Sampson, who served as our Chief Financial Officer, (ii) Walt Meffert, who served as our Chief Information Officer, (iii) Grover N. Wray, who served as our Chief Human Resources Officer, (iv) Kevin M. Dotts, our former Chief Financial Officer, and (v) Kenneth W. Wilson, our former Chief Operating Officer.For fiscal year 2020, our named executive officers, excluding the PEO, included (i) John McMahon, who served as our Chief Accounting Officer, (ii) Kathryn Stalmack, who served as our Senior Vice President, General Counsel and Corporate Secretary, (iii) Kenneth W. Wilson, who served as our Chief Operating Officer, (iv) Kevin M. Dotts, who served as our Chief Financial Officer, and (v) Suzanne G. Smith, our former Chief Accounting Officer.
Adjustment To PEO Compensation, Footnote
The following reflects adjustments made to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d) in the table above, to calculate CAP, reported in columns (c) and (e) in the table above, for each fiscal year:

	Prior PEO(1)			Current PEO(1)		Average non-PEO NEOs(2)
	2020 ($)	2021 ($)	2022 ($)	2022 ($)	2023 ($)	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Summary Compensation Total	4,691,139	3,637,550	5,373,333	2,266,785	2,692,762	925,246	1,092,956	1,475,719	1,482,510
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(3)	(1,699,645)	(1,699,947)	(4,762,378)	(1,360,941)	(1,516,933)	(149,701)	(420,720)	(850,727)	(990,063)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(4)	5,066,337	1,291,121	—	936,226	1,997,762	516,965	390,666	356,906	1,113,307
(+/-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(5)	6,271,922	858,909	—	(347,599)	(713,297)	668,570	40,318	(11,584)	(63,371)
(+) Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(6)	—	—	—	—	—	—	—	—	—
(+/-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(7)	2,106,841	620,870	(825,821)	(237,996)	(211,782)	269,160	24,657	(14,486)	(13,102)
(-) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(8)	—	—	(9,201,503)	—	—	(37,455)	(325,788)	—	—
Compensation Actually Paid	16,436,594	4,708,503	(9,416,369)	1,256,475	2,248,512	2,192,785	802,089	955,828	1,529,281
1.Refer to footnote 1 of the pay versus performance table above for information regarding who served as PEO during fiscal years 2020, 2021 and, partially, 2022, and who served as PEO for the remainder of fiscal year 2022 and all of 2023.
2.Refer to footnotes 4, 5, 6 and 7 above for the NEOs included in the average for each of 2023, 2022, 2021 and 2020, respectively.
3.Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
4.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
5.Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
6.Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
7.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
8.Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount			$ 1,482,510	$ 1,475,719	$ 1,092,956	$ 925,246
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,529,281	955,828	802,089	2,192,785
Adjustment to Non-PEO NEO Compensation Footnote
The following reflects adjustments made to total compensation in the Summary Compensation Table (“SCT”), reported in columns (b) and (d) in the table above, to calculate CAP, reported in columns (c) and (e) in the table above, for each fiscal year:

	Prior PEO(1)			Current PEO(1)		Average non-PEO NEOs(2)
	2020 ($)	2021 ($)	2022 ($)	2022 ($)	2023 ($)	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Summary Compensation Total	4,691,139	3,637,550	5,373,333	2,266,785	2,692,762	925,246	1,092,956	1,475,719	1,482,510
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(3)	(1,699,645)	(1,699,947)	(4,762,378)	(1,360,941)	(1,516,933)	(149,701)	(420,720)	(850,727)	(990,063)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(4)	5,066,337	1,291,121	—	936,226	1,997,762	516,965	390,666	356,906	1,113,307
(+/-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(5)	6,271,922	858,909	—	(347,599)	(713,297)	668,570	40,318	(11,584)	(63,371)
(+) Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(6)	—	—	—	—	—	—	—	—	—
(+/-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(7)	2,106,841	620,870	(825,821)	(237,996)	(211,782)	269,160	24,657	(14,486)	(13,102)
(-) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(8)	—	—	(9,201,503)	—	—	(37,455)	(325,788)	—	—
Compensation Actually Paid	16,436,594	4,708,503	(9,416,369)	1,256,475	2,248,512	2,192,785	802,089	955,828	1,529,281
1.Refer to footnote 1 of the pay versus performance table above for information regarding who served as PEO during fiscal years 2020, 2021 and, partially, 2022, and who served as PEO for the remainder of fiscal year 2022 and all of 2023.
2.Refer to footnotes 4, 5, 6 and 7 above for the NEOs included in the average for each of 2023, 2022, 2021 and 2020, respectively.
3.Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
4.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
5.Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
6.Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
7.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
8.Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table			Compensation Adjusted EBITDA –Adjusted EBITDA –Revenue
Total Shareholder Return Amount			$ 74.33	151.62	250.57	234.25
Peer Group Total Shareholder Return Amount			124.34	118.22	147.19	133.81
Net Income (Loss)			$ (204,460,000)	$ (31,806,000)	$ (6,585,000)	$ 88,836,000
Company Selected Measure Amount			164,583,000	192,969,000	205,008,000	189,190,000
PEO Name	L. Heath Sampson	Daniel Greenleaf
Additional 402(v) Disclosure
The following disclosure illustrates the relationship between the compensation actually paid to our executive officers and the performance of the Company. The table below presents information for each of the last four fiscal years regarding (i) the total compensation for our principal executive officers serving in that capacity during the applicable fiscal year (each, a “PEO”) and the average total compensation of our other NEOs (excluding the PEO(s)) who were serving in that capacity during the applicable fiscal year as disclosed in the Summary Compensation Table (“SCT”), (ii) total compensation actually paid (“CAP”) to each PEO and the CAP to the other NEOs on average, (iii) total shareholder return (“TSR”) for the Company and its peer group, (iv) the Company’s net income (loss), and (v) the Company’s Compensation Adjusted EBITDA, which is the most important financial measure used by the Company in determining executive compensation.
			To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the PEOs and for the average of the non-PEO NEOs is set forth following the footnotes to this table.
Measure:: 1
Pay vs Performance Disclosure
Name			Compensation Adjusted EBITDA
Non-GAAP Measure Description			Compensation Adjusted EBITDA is the metric used by the Compensation Committee to determine the STI payouts and is calculated by increasing the Company’s publicly disclosed EBITDA by impacts from the impairment of goodwill recorded, settlement related costs from executive departure and transaction and integration costs from an investment in innovation, all occurring during 2023. For 2022, Compensation Adjusted EBITDA was calculated by reducing the Company’s publicly disclosed Adjusted EBITDA by the amount by which the operating expenses identified in such reconciliation exceeded the Company’s Board approved 2022 operating budget. For 2021 and 2020, it was determined that no adjustments were required and the Compensation Committee determined the STI payouts using the Adjusted EBITDA value for such years. Compensation Adjusted EBITDA and Adjusted EBITDA are financial measures that are not presented in accordance with GAAP. A reconciliation of Compensation Adjusted EBITDA and Adjusted EBITDA are provided in Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount			204,439,000	221,902,000	205,008,000	189,190,000
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Sampson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,692,762	$ 2,266,785
PEO Actually Paid Compensation Amount			2,248,512	1,256,475
Greenleaf [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,373,333	$ 3,637,550	$ 4,691,139
PEO Actually Paid Compensation Amount				(9,416,369)	4,708,503	16,436,594
PEO | Sampson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,516,933)	(1,360,941)
PEO | Sampson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,997,762	936,226
PEO | Sampson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(713,297)	(347,599)
PEO | Sampson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Sampson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(211,782)	(237,996)
PEO | Sampson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Greenleaf [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,762,378)	(1,699,947)	(1,699,645)
PEO | Greenleaf [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,291,121	5,066,337
PEO | Greenleaf [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	858,909	6,271,922
PEO | Greenleaf [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Greenleaf [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(825,821)	620,870	2,106,841
PEO | Greenleaf [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,201,503)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(990,063)	(850,727)	(420,720)	(149,701)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,113,307	356,906	390,666	516,965
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(63,371)	(11,584)	40,318	668,570
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,102)	(14,486)	24,657	269,160
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (325,788)	$ (37,455)